Inventory (Details) - Schedule of Inventory - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventory [Abstract]
Raw Materials
Packaging		34,632	2,907
Finished goods	170,385	370,335	103,496
Total	$ 170,385	$ 404,970	$ 106,403